UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Semi-Annual Report (Unaudited)

June 30, 2014

•            JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

June 30, 2014

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund (o)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$535,944	$564,081
4.95%, 01/15/23 (a)	242,600	262,918
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	799,350
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	32,948
1.07%, 03/08/18	302,000	302,812
Banc of America Commercial Mortgage Trust REMIC, 5.95%, 02/10/51 (b)	355,887	396,239
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	532,289
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	538,020
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	252,626	258,638
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 02/12/49 (b)	450,000	496,301
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	908,000	891,313
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,053,116)		5,074,909
CORPORATE BONDS AND NOTES - 85.7%
CONSUMER DISCRETIONARY - 15.4%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (a)	222,000	220,890
Altice SA, 7.75%, 05/15/22 (a)	400,000	427,000
Beazer Homes USA Inc., 5.75%, 06/15/19 (a)	698,000	698,000
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	349,000	291,851
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	110,000	110,275
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,117,600
5.00%, 02/15/23	163,000	175,225
DISH DBS Corp.
5.88%, 07/15/22	525,000	569,625
5.00%, 03/15/23	194,000	197,637
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	251,000	270,452
General Motors Co.
3.50%, 10/02/18 (a)	500,000	511,250
6.25%, 10/02/43 (a)	148,000	169,460
Gibson Brands Escrow Corp., 8.88%, 08/01/18 (a)	111,000	114,191
GLP Capital LP
4.38%, 11/01/18 (a)	100,000	103,250
5.38%, 11/01/23 (a)	100,000	103,750
Grupo Televisa SAB, 5.00%, 05/13/45	233,000	233,464
KB Home
4.75%, 05/15/19	253,000	254,897
7.50%, 09/15/22	500,000	555,000
Live Nation Entertainment Inc., 5.38%, 06/15/22 (a)	100,000	101,250
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,395,312
Michaels Stores Inc., 5.88%, 12/15/20 (a)	236,000	241,310
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (d)	318,000	332,310
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	311,000	338,990
Netflix Inc., 5.75%, 03/01/24 (a)	178,000	186,010
Numericable Group SA
4.88%, 05/15/19 (a)	564,000	578,805
5.38%, 05/15/22 (a), EUR	500,000	726,585
PC Nextco Holdings LLC, 8.75%, 08/15/19 (a) (c)	178,000	181,783
PVH Corp., 4.50%, 12/15/22	700,000	689,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	525,000
Schaeffler AG Term Loan, 0.00%, 05/12/20 (e)	150,000	150,531
Schaeffler Finance BV
3.25%, 05/15/19 (a), EUR	148,000	203,508
3.50%, 05/15/22 (a), EUR	222,000	305,657
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (c)	200,000	210,750
SES SA, 3.60%, 04/04/23 (a)	130,000	131,452
Shea Homes LP, 8.63%, 05/15/19	500,000	545,000
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	492,000	511,680
Starz LLC, 5.00%, 09/15/19	500,000	520,625
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	270,000	294,975
5.63%, 03/01/24 (a)	129,000	127,710
Tenneco Inc., 6.88%, 12/15/20	500,000	544,375
Time Warner Cable Inc.
6.75%, 06/15/39	65,000	83,645
5.88%, 11/15/40	44,000	51,242
5.50%, 09/01/41	120,000	134,020
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	131,840
TRW Automotive Inc.
4.50%, 03/01/21 (a)	173,000	182,515
4.45%, 12/01/23 (a)	138,000	141,450
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	143,000	146,754
WideOpenWest Finance LLC
10.25%, 07/15/19	300,000	337,125
10.25%, 07/15/19 (a)	175,000	196,656
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	599,500
		16,971,682
CONSUMER STAPLES - 2.7%
Altria Group Inc., 4.00%, 01/31/24	97,000	99,614
Century Intermediate Holding Co., 9.75%, 02/15/19 (a) (c)	507,000	540,589
ConAgra Foods Inc., 4.65%, 01/25/43	173,000	170,279
Constellation Brands Inc., 4.25%, 05/01/23	100,000	100,125
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (a)	200,000	195,580
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	100,000	99,750
HJ Heinz Co., 4.25%, 10/15/20	250,000	251,562
JBS Investments GmbH, 7.25%, 04/03/24 (a)	311,000	321,885
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	544,375
Rite Aid Corp., 10.25%, 10/15/19	400,000	430,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	250,000	258,744
		3,012,503
ENERGY - 12.1%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	107,000
4.88%, 05/15/23	572,000	602,745
4.88%, 03/15/24	117,000	123,728
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	457,500
6.25%, 06/01/21	600,000	424,500
Arch Coal Inc.
8.00%, 01/15/19 (a)	148,000	146,520
9.88%, 06/15/19	500,000	426,250
Arch Coal Inc. Term Loan, 6.25%, 05/14/18 (b)	491,238	482,337
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	465,457
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (a)	487,000	496,740
Chesapeake Energy Corp.
3.48%, 04/15/19 (b)	461,000	466,186
5.75%, 03/15/23	143,000	158,902
Concho Resources Inc., 5.50%, 04/01/23	318,000	341,850

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Continental Resources Inc., 4.50%, 04/15/23	295,000	314,954
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	319,200
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (a)	216,000	220,320
EnQuest Plc, 7.00%, 04/15/22 (a)	250,000	258,125
EP Energy LLC, 6.88%, 05/01/19	700,000	744,625
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (b)	199,000	199,581
Halcon Resources Corp., 9.75%, 07/15/20	113,000	123,311
Ithaca Energy Inc., 8.13%, 07/01/19 (f) (g)	232,000	233,450
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	119,080
Legacy Reserves LP, 6.63%, 12/01/21 (a)	280,000	284,200
Linden Term Loan B, 3.75%, 12/01/20 (b)	91,862	92,016
Magnum Hunter Resources Corp., 9.75%, 05/15/20	500,000	552,500
MarkWest Energy Partners LP, 5.50%, 02/15/23	250,000	266,875
Penn Virginia Corp., 8.50%, 05/01/20	411,000	459,293
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	323,786
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)	200,000	213,500
Plains Exploration & Production Co., 6.63%, 05/01/21	1,415,000	1,583,031
PVR Partners LP, 6.50%, 05/15/21	280,000	305,200
Regency Energy Partners LP, 5.88%, 03/01/22	360,000	391,050
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	515,375
Seadrill Ltd., 6.13%, 09/15/17 (a)	750,000	789,375
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (b)	100,000	100,458
Transocean Inc., 6.38%, 12/15/21 (h)	260,000	300,648
		13,409,668
FINANCIALS - 24.5%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	343,442
AerCap Ireland Capital Ltd, 4.50%, 05/15/21 (a)	150,000	152,625
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	465,869
American International Group Inc., 8.25%, 08/15/18	410,000	509,328
Bank of America Corp.
3.30%, 01/11/23	497,000	488,891
4.10%, 07/24/23	270,000	280,072
4.00%, 04/01/24	301,000	307,496
Bank of America NA, 6.10%, 06/15/17	260,000	293,283
Barclays Bank Plc
2.50%, 02/20/19	340,000	344,339
7.63%, 11/21/22	250,000	284,375
7.75%, 04/10/23 (b)	235,000	261,555
3.75%, 05/15/24	650,000	653,543
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (d)	650,000	689,000
8.00% (callable at 100 beginning 12/15/20) (d), EUR	400,000	596,467
BlackRock Inc., 3.38%, 06/01/22	220,000	226,971
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (a)	456,000	476,520
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (d)	750,000	757,500
5.90% (callable at 100 beginning 02/15/23) (d)	600,000	606,000
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	825,840
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (d)	490,000	542,381
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (d)	389,000	373,732
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (a), EUR	517,000	718,547
First Republic Bank, 2.38%, 06/17/19	363,000	364,963
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	543,735
Ford Motor Credit Co. LLC
5.00%, 05/15/18	470,000	522,791
2.38%, 03/12/19	350,000	351,648
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (d)	975,000	1,150,695
3.10%, 01/09/23	350,000	347,067
6.75%, 03/15/32	200,000	263,495
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (d)	638,000	659,134
4.00%, 03/03/24	523,000	532,512
3.85%, 07/08/24	379,000	378,685
6.75%, 10/01/37	225,000	269,270
Icahn Enterprises LP
3.50%, 03/15/17	368,000	372,140
4.88%, 03/15/19	381,000	392,430
5.88%, 02/01/22	235,000	246,163
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	580,000
4.63%, 04/15/21	206,000	212,695
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	900,000	910,123
Invesco Finance Plc, 3.13%, 11/30/22	370,000	366,797
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (d)	358,000	400,960
5.00% (callable at 100 beginning 07/01/19) (d)	500,000	496,960
3.20%, 01/25/23	350,000	347,321
3.63%, 05/13/24	350,000	351,195
Legg Mason Inc., 2.70%, 07/15/19	209,000	210,486
Mizuho Bank Ltd., 2.45%, 04/16/19 (a)	406,000	409,875
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	500,000	526,719
Morgan Stanley
4.88%, 11/01/22	400,000	429,155
4.10%, 05/22/23	292,000	296,051
Murray Street Investment Trust I, 4.65%, 03/09/17 (i)	480,000	518,705
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	813,000	800,081
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (d)	116,000	111,505
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	476,572
Prudential Financial Inc., 5.88%, 09/15/42 (b)	205,000	222,681
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	111,000	121,346
6.10%, 06/10/23	382,000	417,926
6.00%, 12/19/23	147,000	158,854
5.13%, 05/28/24	383,000	388,682
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	215,889
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (a) (d)	200,000	197,000
Stena AB, 7.00%, 02/01/24 (a)	233,000	248,145
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	373,939
Wells Fargo & Co., 4.10%, 06/03/26	698,000	705,656
		27,087,823

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
HEALTH CARE - 4.4%
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (a)	116,000	118,900
6.88%, 02/01/22 (a)	100,000	106,000
Forest Laboratories Inc.
4.38%, 02/01/19 (a)	163,000	175,846
5.00%, 12/15/21 (a)	310,000	339,717
Gilead Sciences Inc., 4.80%, 04/01/44	412,000	436,396
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,073,750
HCA Inc., 3.75%, 03/15/19	312,000	314,730
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	426,500
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	287,674
Novartis Capital Corp., 2.40%, 09/21/22	180,000	173,289
Pfizer Inc., 4.30%, 06/15/43	285,000	287,308
Tenet Healthcare Corp.
5.00%, 03/01/19 (a)	421,000	426,789
6.00%, 10/01/20	114,000	123,690
8.13%, 04/01/22	137,000	158,577
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a)	161,000	165,427
Zoetis Inc., 4.70%, 02/01/43	200,000	202,780
		4,817,373
INDUSTRIALS - 6.9%
Abengoa Finance SAU, 6.00%, 03/31/21 (a), EUR	1,000,000	1,440,778
Aircastle Ltd., 4.63%, 12/15/18	210,000	216,300
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	700,000	721,000
Alliant Techsystems Inc., 5.25%, 10/01/21 (a)	45,000	46,463
B/E Aerospace Inc., 5.25%, 04/01/22	52,000	56,615
Bombardier Inc.
4.75%, 04/15/19 (a)	629,000	640,007
6.13%, 01/15/23 (a)	448,000	461,440
Dematic SA, 7.75%, 12/15/20 (a)	227,000	243,457
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20 (a), EUR	500,000	735,999
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198,000	209,138
9.75%, 05/01/20 (a)	203,000	214,419
Interactive Data Corp., 5.88%, 04/15/19 (a)	133,000	134,995
International Lease Finance Corp., 5.88%, 04/01/19	500,000	550,000
Meritor Inc.
6.75%, 06/15/21	409,000	439,920
6.25%, 02/15/24	109,000	114,178
Monitronics International Inc., 9.13%, 04/01/20	284,000	303,170
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	250,000	273,436
United Continental Holdings Inc.
6.00%, 07/15/26	269,000	262,275
6.00%, 07/15/28	352,000	338,800
US Airways Group Inc., 6.13%, 06/01/18	225,000	237,656
		7,640,046
INFORMATION TECHNOLOGY - 1.2%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	70,000	72,363
Boxer Parent Co. Inc., 9.00%, 10/15/19 (a) (c)	207,000	201,825
Oracle Corp., 4.30%, 07/08/34	550,000	552,095
Sanmina Corp., 4.38%, 06/01/19 (a)	271,000	270,661
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	262,000	243,660
		1,340,604
MATERIALS - 8.5%
Ardagh Packaging Finance Plc
3.23%, 12/15/19 (a) (b)	600,000	598,500
9.13%, 10/15/20 (a)	225,000	247,500
Barrick Gold Corp.
3.85%, 04/01/22	60,000	59,667
4.10%, 05/01/23	267,000	265,751
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (a) (c)	137,057	143,739
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	882,187
6.00%, 04/01/24 (a)	200,000	208,250
Cemex SAB de CV, 6.50%, 12/10/19 (a)	326,000	349,228
Crown Americas LLC, 4.50%, 01/15/23	195,000	189,930
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (a)	650,000	671,125
8.25%, 11/01/19 (a)	650,000	707,688
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (b)	491,288	491,474
Freeport-McMoRan Copper & Gold Inc., 5.45%, 03/15/43	327,000	338,701
Ineos Finance Plc, 7.50%, 05/01/20 (a)	500,000	544,375
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	238,392
International Paper Co., 4.80%, 06/15/44	149,000	149,205
Monsanto Co.
3.38%, 07/15/24	100,000	100,601
4.70%, 07/15/64	275,000	275,466
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (a) (c)	238,000	248,234
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	515,000	540,750
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	310,000	293,725
Signode Industrial Group US Inc., 6.38%, 05/01/22 (a)	136,000	137,700
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	500,000	526,250
Styrolution Group GmbH, 7.63%, 05/15/16 (f) (g), EUR	300,000	424,921
TPC Group Inc., 8.75%, 12/15/20 (a)	474,000	524,955
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (a)	292,000	295,594
		9,453,908
TELECOMMUNICATION SERVICES - 5.3%
Frontier Communications Corp., 7.13%, 03/15/19	350,000	397,250
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	556,250
Inmarsat Finance Plc, 4.88%, 05/15/22 (a)	380,000	383,800
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	260,938
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	264,193
Sprint Capital Corp.
6.90%, 05/01/19	350,000	385,875
6.88%, 11/15/28	194,000	195,940
Sprint Corp., 7.13%, 06/15/24 (a)	416,000	440,960
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	402,500
Verizon Communications Inc.
4.50%, 09/15/20	350,000	384,929
5.15%, 09/15/23	500,000	559,247
6.40%, 09/15/33	211,000	258,117
6.55%, 09/15/43	546,000	685,979
Wind Acquisition Finance SA, 4.00%, 07/15/20, EUR	250,000	341,469
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	295,500	294,761
		5,812,208
UTILITIES - 4.7%
AES Corp.
3.23%, 06/01/19 (b)	262,000	263,965

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
7.38%, 07/01/21	600,000	702,000
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (d)	832,000	848,748
Enel SpA, 8.75%, 09/24/73 (a) (b)	395,000	465,113
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (j) (k)	225,000	245,583
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162,000	161,255
7.38%, 11/15/31	125,000	147,558
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	187,000	189,151
GenOn Energy Inc., 9.50%, 10/15/18	250,000	274,375
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	123,802
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	287,818
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	295,491
Puget Energy Inc., 6.00%, 09/01/21	610,000	718,584
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	333,186
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (b)	141,089	141,795
		5,198,424
Total Corporate Bonds and Notes (cost $91,796,529)		94,744,239
GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	327,539
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.7%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/29, TBA (l)	508,000	526,256
5.50%, 08/01/40	429,163	478,738
4.00%, 11/01/40	541,408	573,747
3.00%, 03/01/43	698,090	689,824
		2,268,565
Federal National Mortgage Association - 2.8%
Federal National Mortgage Association
3.00%, 07/15/29 - 07/15/44 , TBA (l)	156,000	157,028
3.50%, 07/15/29 - 07/15/44 , TBA (l)	1,273,000	1,313,341
3.00%, 05/01/43	398,737	394,324
4.00%, 08/15/43, TBA (l)	243,000	256,887
4.50%, 08/15/43, TBA (l)	870,000	939,481
		3,061,061
Government National Mortgage Association - 0.9%
Government National Mortgage Association
4.00%, 08/15/43, TBA (l)	481,000	512,791
4.50%, 08/15/43, TBA (l)	463,000	504,092
		1,016,883
Total Government and Agency Obligations (cost $6,626,344)		6,674,048
PREFERRED STOCKS - 1.4%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	349,960
FINANCIALS - 1.1%
Allstate Corp., 5.10%, 01/15/53	8,000	201,040
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (d)	14,000	343,000
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (d)	15,000	411,900
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (d)	7,000	183,400
		1,139,340
Total Preferred Stocks (cost $1,459,500)		1,489,300
INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	35,730
Total Investment Companies (cost $33,105)		35,730
SHORT TERM INVESTMENTS - 5.4%
Investment Company - 5.4%
JNL Money Market Fund, 0.01% (m) (n)	5,976,681	5,976,681
Total Short Term Investments (cost $5,976,681)		5,976,681
Total Investments - 103.1% (cost $110,945,275)		113,994,907
Other Assets and Liabilities, Net - (3.1%)		(3,479,291)
Total Net Assets - 100.0%		$110,515,616

Portfolio Composition:	Percentage of Total Investments
Financials	24.8%
Consumer Discretionary	14.9
Energy	12.1
Materials	8.3
Industrials	6.7
U.S. Government Agency MBS	5.6
Telecommunication Services	5.1
Utilities	4.6
Non-U.S. Government Agency ABS	4.4
Health Care	4.2
Consumer Staples	2.6
Information Technology	1.2
Government Securities	0.3
Short Term Investments	5.2
Total Investments	100.0%

†                 Par amounts are listed in United States Dollars unless otherwise noted.

(a)         The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Company’s Board of Managers (“Board”).  As of June 30, 2014, the aggregate value of these liquid securities was $38,324,360 which represented 34.7% of net assets.

(b)         Variable rate security. Rate stated was in effect as of June 30, 2014.

(c)          Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(d)         Perpetual security.

(e)          This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.

(f)           Security is restricted to resale to institutional investors.  See Restricted Securities in the Notes to Schedule of Investments.

(g)          The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(h)         The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)             Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.

See accompanying Notes to Financial Statements.

(j)            Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(k)         Security is in default relating to principal, dividends and/or interest.

(l)             All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2014, the total cost of investments purchased on a delayed delivery basis was $4,185,255.

(m)     Investment in affiliate.

(n)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

(o)         The Fund had an unfunded commitment at June 30, 2014. See Unfunded Commitments in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

June 30, 2014

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

MBS - Mortgage-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	$232,000	$233,450	0.2%
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	396,349	424,921	0.4
		$628,349	$658,371	0.6%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
U.S. Treasury Long Bond Future, 20-Year	September 2014	(18)	$1,562
U.S. Treasury Note Future, 10-Year	September 2014	(95)	30,512
U.S. Treasury Note Future, 5-Year	September 2014	(20)	(1,785)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	September 2014	(8)	(8,136)
			$22,153

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Assets and Liabilities

June 30, 2014

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$108,018,226
Investments - affiliated, at value (b)	5,976,681
Total investments, at value (c)	113,994,907
Cash	218,578
Foreign currency (d)	440,548
Receivable for investments sold	4,608,480
Receivable for dividends and interest	1,234,161
Receivable for variation margin	221
Receivable for deposits with brokers	222,750
Other assets	1,245
Total assets	120,720,890
Liabilities
Payable for advisory fees	54,343
Payable for administrative fees	13,586
Payable for investment securities purchased	10,116,616
Payable for manager fees	962
Payable for other expenses	116
Payable for variation margin	19,651
Total liabilities	10,205,274
Net assets	$110,515,616
Net assets consist of:
Paid-in capital	$107,441,421
Net unrealized appreciation on investments and foreign currency	3,074,195
$110,515,616
Class A
Net assets	$110,515,616
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$11.05

(a) Investments - unaffiliated, at cost	$104,968,594
(b) Investments - affiliated, at cost	5,976,681
(c) Total investments, at cost	$110,945,275
(d) Foreign currency, at cost	437,053

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Operations

For the Six Months Ended June 30, 2014

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$54,271
Interest	2,510,366
Total investment income	2,564,637
Expenses
Advisory fees	320,700
Administrative fees	80,175
Legal fees	201
Manager fees	774
Other expenses	827
Total expenses	402,677
Net investment income	2,161,960
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	820,342
Foreign currency related items	6,507
Futures contracts	(479,912)
Net change in unrealized appreciation (depreciation) on:
Investments	3,742,074
Foreign currency related items	(1,512)
Futures contracts	(186,147)
Net realized and unrealized gain	3,901,352
Net increase in net assets from operations	$6,063,312

(a) Income from affiliated investments	$187

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets

	JNL/PPM America Strategic Income Fund
	For the Six Months Ended June 30, 2014		For the Year Ended December 31, 2013
Operations
Net investment income	$2,161,960		$3,950,639
Net realized gain	346,937		768,160
Net change in unrealized appreciation (depreciation)	3,554,415		(766,274)
Net increase in net assets from operations	6,063,312		3,952,525
Net increase net assets	6,063,312		3,952,525
Net assets beginning of period	104,452,304		100,499,779
Net assets end of period	$110,515,616		$104,452,304
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$67,381,583,	(a)	$148,560,784	(b)
Proceeds from sales of securities	63,054,329	(a)	144,261,909	(b)

(a)  Amounts include $27,089,761 and $27,298,796 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $56,773,446 and $61,988,028 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gains	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
06/30/2014	$10.45	$0.22	$0.38	$0.60	$—	$—	$11.05	5.74%	$110,516	61	%(d)	0.75%	4.04%
12/31/2013	10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(d)	0.75	3.88
12/31/2012*	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(d)	0.76	2.38

*  Commenced operations on December 3, 2012.

(a)  Calculated using the average shares method.

(b)  Annualized for periods less than one year.

(c)  Not annualized for periods less than one year.

(d)  Portfolio turnover including dollar roll transaction was 18%, 146% and 69% in 2012, 2013 and 2014, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2014, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of June 30, 2014, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  The Fund’s maximum exposure under these arrangements is unknown.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

The following table summarizes the Fund’s investments in securities and other financial instruments as of June 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$5,074,909	$—	$5,074,909
Corporate Bonds and Notes(1)	—	94,745,192	—	94,745,192
Government and Agency Obligations	—	6,674,048	—	6,674,048
Preferred Stocks	1,489,300	—	—	1,489,300
Investment Companies	35,730	—	—	35,730
Short Term Investments	5,976,681	—	—	5,976,681
Fund Total	$7,501,711	$106,494,149	$—	$113,995,860

	Assets - Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$32,074	$—	$—	$32,074

	Liabilities - Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(9,921)	$—	$—	$(9,921)

(1)Unfunded commitments are not reflected in the Schedule of Investments. Unrealized appreciation on unfunded commitments is reflected as an asset in the table. See Unfunded Commitments in these Notes to Financial Statements.

(2)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2014.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities, which are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2014, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Unfunded Commitments - The Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedule of Investments.  The following table details unfunded loan commitments at June 30, 2014:

	Unfunded Commitment	Appreciation
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	$108,502	$953

Net unrealized appreciation on unfunded commitments is reflected in other assets in the Statement of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statement of Operations.

NOTE 5. CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by the Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the period, the Fund entered into futures contracts to manage exposure to or hedge changes in interest rate, and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2014, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2014, realized gains and change in unrealized appreciation in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2014, the Fund had $222,750 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2014, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2014, the average monthly notional value at purchase of futures in the Fund was $17,772,794.

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM.  Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund is obligated to pay JNAM 0.60% for net assets up to $1 billion and 0.55% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.  The fee is effective upon the Fund’s commencement of operations.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  The Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers - JPMorgan Chase Bank, N.A. acts as custodian for the Fund.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2014

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby a disinterested Manager may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the Fund.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the period ended June 30, 2014, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2013 and June 30, 2014 was $4,871,491 and $5,976,681, respectively.  During the period ended June 30, 2014, dividend income received from this investment was $187 and there was no realized gain or loss relating to transactions in this investment.

NOTE 9.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Strategic Income Fund LLC (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value	Ending Account Value period	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Strategic Income Fund
Class A	$1,000.00	$1,057.40	0.75%	$3.83	$1,000.00	$1,021.06	0.75%	$3.76

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the SEC for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are independent Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2014:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX
Michael Bouchard	$85	$0	$0	$115,000
Ellen Carnahan	$87	$0	$0	$117,500	(3)
William J. Crowley, Jr.(2)	$100	$0	$0	$135,000	(4)
Michelle Engler	$85	$0	$0	$115,000
John Gillespie	$79	$0	$0	$107,500
Richard McLellan	$81	$0	$0	$110,000
William R. Rybak	$90	$0	$0	$122,500
Edward Wood	$87	$0	$0	$117,500	(5)
Patricia Woodworth	$79	$0	$0	$107,500

(1)  The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Variable Fund LLC and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $1,047,500.

(2)  Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)  Amount includes $58,750 deferred by Ms. Carnahan.

(4)  Amount includes $108,000 deferred by Mr. Crowley.

(5)  Amount includes $117,500 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

JNL STRATEGIC INCOME FUND LLLC (“FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the Fund (“Board”) oversees the management of the Fund and its sole series.  As required by law, the Board determines annually whether to approve the Fund’s investment advisory and management agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and the investment sub-advisory agreement (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”) between JNAM and PPM America, Inc. (“PPM”).

At meetings on May 12, 2014 and June 2-4, 2014, the Board, including all of the Managers who are not interested persons of the Fund (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including:  (1) the nature, quality and extent of the services to be provided, (2) the investment performance of the Fund, (3) costs of services of the Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as the Fund grows, and (6) other benefits that may accrue to JNAM or PPM through its relationship with the Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Advisory Agreement is in the best interests of the interestholder of the Fund and that the Sub-Advisory Agreement is in the best interests of the interestholder of the Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and PPM.

The Board considered the services to be provided by JNAM, including but not limited to the oversight of PPM pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of PPM, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of PPM. The Board also considered the investment sub-advisory services to be provided by PPM. The Board noted JNAM’s evaluation of PPM, as well as JNAM’s recommendations, based on its review of PPM, to approve the Sub-Advisory Agreement. The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Fund and PPM, and also reviewed the qualifications, backgrounds and responsibilities of PPM’s portfolio managers who would be responsible for the day-to-day management of the Fund. The Board reviewed information pertaining to JNAM’s and PPM’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and PPM. The Board considered compliance reports about JNAM and PPM from the Fund’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) the Fund is likely to benefit from the nature, extent and quality of the services to be provided by PPM under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board considered the performance of the Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about the Fund’s performance results and investment strategies.  The Board also considered the performance of the Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”).  The performance reviewed by the Board was for periods ended on December 31, 2013.

JNL/PPM America Strategic Income Fund.  The Board considered that the Fund outperformed both its peer group and benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its interestholder to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and PPM. For the Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by PPM to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Fund’s fees could be compared. Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered the Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct interestholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

JNL/PPM America Strategic Income Fund. The Board considered that the Fund’s advisory fees are higher than the peer group average.  The Board took into account that the Fund’s sub-advisory fee was equal to its peer group average.  The Board also noted that the Fund’s total expense ratio is lower than the peer group average.  The Board also noted the new breakpoint to be implemented by JNAM which will serve to reduce the advisory fee rate.  The Board concluded that it would be in the best interest of the Fund and its interestholder to approve the Agreements.

Economies of Scale

The Board considered whether the Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of the Fund’s interestholder. Based on information provided by JNAM, the Board noted that the fee arrangement for the Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with its interestholder.

Other Benefits to JNAM and PPM AMERICA

In evaluating the benefits that may accrue to JNAM through its relationship with the Fund, the Board noted that JNAM and certain of its affiliates would serve the Fund in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing services to the Fund. The Board noted that each service to be provided to the Fund by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that PPM may pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Fund(s) that PPM manages.

The Board considered JNAM’s assertion that those meetings would not yield a profit to the Fund’s distributor, PPM would not be required to participate in the meetings and recommendations to hire or fire PPM would not be influenced by PPM’s willingness to participate in the meetings. In addition, certain affiliates of PPM participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to PPM through its relationship with the Fund, the Board noted that PPM may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of PPM as a result of its relationship with the Fund.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)                                 Included as a part of the report to shareholders filed under Item 1.

b)                                     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 5, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.